Taxes - Schedule of Income Tax Provision (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Current:
Current-Hong Kong	$ 590,885	$ 76,054	$ 891,644	$ 1,414,234	$ 180,712	$ 879,171
Total current	590,885	76,054	891,644	1,414,234	180,712	879,171
Deferred:
Deferred-Hong Kong	(12,788)	(1,646)	19,772	65,745	8,401	(17,326)
Total deferred	(12,788)	(1,646)	19,772	65,745	8,401	(17,326)
Total income tax expense	$ 578,097	$ 74,408	$ 911,416	$ 1,479,979	$ 189,113	$ 861,845